Income Taxes - Schedule of Income Tax Expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 29, 2020 CNY (¥)	Feb. 29, 2020 USD ($)	Feb. 28, 2019 CNY (¥)	Feb. 28, 2018 CNY (¥)
Deferred income tax expense:
Total income tax expense	¥ 4,189	$ 599	¥ 10,116	¥ 26,424
Foreign Tax Authority | State Administration of Taxation, PRC
Current income tax expense:
PRC	16,865	2,413	16,450	29,458
Deferred income tax expense:
PRC	(12,676)	(1,814)	(6,334)	(3,034)
Total income tax expense	¥ 4,189	$ 599	¥ 10,116	¥ 26,424